Income or expenses on insurance (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance income:
Premium income		₩ 7,037,308	₩ 7,386,854	₩ 4,348,745
Reinsurance income		152,892	146,564	15,222
Separate account income		57,553	36,007	34,771
Insurance Income total		7,247,753	7,569,425	4,398,738
Insurance expenses:
Claims paid		(5,564,875)	(5,436,069)	(2,549,147)
Reinsurance premium expenses		(167,215)	(165,979)	(18,482)
Provision for policy reserves	[1]	(1,311,252)	(1,724,816)	(1,694,716)
Separate account expenses		(57,553)	(36,007)	(34,770)
Discount charge		(1,087)	(657)	(669)
Acquisition costs		(802,942)	(805,508)	(454,479)
Collection expenses		(18,835)	(19,049)	(16,046)
Deferred acquisition costs		486,972	495,534	283,665
Amortization of deferred acquisition costs		(414,898)	(373,800)	(385,793)
Insurance expenses total		(7,851,685)	(8,066,351)	(4,870,437)
Net loss on insurance		₩ (603,932)	₩ (496,926)	₩ (471,699)

[1]	Interest expenses on savings insurance contracts are included. (Accumulated W 964,816 million as of December 31, 2018, accumulated W 1,907,954 million as of December 31, 2019 and accumulated W 1,866,609 million as of December 31, 2020)